Stockholders' Equity (Details 8)	12 Months Ended
	Dec. 31, 2015 USD ($) shares
Number Outstanding	298,281
Common Stock Warrants [Member]
Number Outstanding	845,398
Weighted - Average Remaining Contractual Life (in years)	3 years 5 months 5 days
Intrinsic Value | $	$ 276,051	[1]
Common Stock Warrants [Member] | Exercise Price $12.80 [Member]
Number Outstanding	115,021
Weighted - Average Remaining Contractual Life (in years)	2 years 25 days
Intrinsic Value | $	$ 276,051	[1]
Common Stock Warrants [Member] | Exercise Price $16.40 [Member]
Number Outstanding	203,865
Weighted - Average Remaining Contractual Life (in years)	4 years 11 months 23 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $21.20 [Member]
Number Outstanding	122,319
Weighted - Average Remaining Contractual Life (in years)	4 years 11 months 23 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $24.00 [Member]
Number Outstanding	11,474
Weighted - Average Remaining Contractual Life (in years)	1 year 1 month 24 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $30.00 [Member]
Number Outstanding	64,443
Weighted - Average Remaining Contractual Life (in years)	1 year 1 month 10 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $34.40 [Member]
Number Outstanding	185,800
Weighted - Average Remaining Contractual Life (in years)	3 years 11 months 23 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $37.60 [Member]
Number Outstanding	68,181
Weighted - Average Remaining Contractual Life (in years)	1 year 6 months
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $38.80 [Member]
Number Outstanding	8,589
Weighted - Average Remaining Contractual Life (in years)	1 year 6 months
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $40.00 [Member]
Number Outstanding	34,875
Weighted - Average Remaining Contractual Life (in years)	1 year 5 months 1 day
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $70.00 [Member]
Number Outstanding	30,831
Weighted - Average Remaining Contractual Life (in years)	1 year 6 months 4 days
Intrinsic Value | $		[1]

[1]	Intrinsic value is calculated as the estimated fair value of the Company's stock at December 31, 2015 less the warrant exercise price of in-the-money warrants.